Bank Borrowings	6 Months Ended
Jun. 30, 2026
Bank Borrowings
Bank Borrowings

10.  Bank Borrowings

Bank borrowings consisted of the following:

	June 30,	December 31,
	2026	2025

	(in US$’000)
Current	22,406	24,971
Non-current	72,102	68,189
	94,508	93,160

The weighted average interest rate for outstanding bank borrowings for the six months ended June 30, 2026 and the year ended December 31, 2025 was 2.58% per annum and 2.73% per annum respectively. The carrying amounts of the Group’s outstanding bank borrowings as at June 30, 2026 and December 31, 2025 were denominated in RMB.

(i)  Short-term working capital loan facility

In October 2025, a bank extended a short-term unsecured working capital loan facility to a subsidiary in the amount of US$29,744,000 (RMB200,000,000) with an annual interest rate at the 1-year China Loan Prime Rate (“LPR”) less 0.89%. As at June 30, 2026 and December 31, 2025, US$18,165,000 (RMB122,142,000) and US$20,228,000 (RMB142,142,000) were drawn from the facility respectively.

(ii)  10-year fixed asset loan facility

In October 2021, a subsidiary entered into a 10-year fixed asset loan facility agreement with the bank for the provision of a secured credit facility in the amount of US$112,264,000 (RMB754,880,000) with an annual interest rate at the 5-year China LPR less 0.8% (which was supplemented in June 2022). This credit facility is guaranteed by the immediate holding company of the subsidiary and secured by the underlying leasehold land and buildings (Shanghai manufacturing facility). For the six months ended June 30, 2026 and the year ended December 31, 2025, US$2,899,000 (RMB19,610,000) and US$1,479,000 (RMB10,390,000) were repaid respectively, and cannot be further drawn from the facility. The outstanding bank borrowings were US$76,343,000 (RMB513,342,000) and US$72,932,000 (RMB512,496,000) as at June 30, 2026 and December 31, 2025 respectively.

The Group’s bank borrowings are repayable as from the dates indicated as follows:

	June 30,	December 31,
	2026	2025

	(in US$’000)
Not later than 1 year	22,406	24,971
Between 1 to 3 years	21,208	14,153
Between 3 to 4 years	15,850	14,572
Between 4 to 5 years	17,790	15,405
Later than 5 years	17,254	24,059
	94,508	93,160

As at June 30, 2026 and December 31, 2025, the Group had aggregate unutilized bank borrowing facilities of US$43,038,000 and US$41,248,000 respectively.